Related party transactions - Summary of transactions between related parties explanatory (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	R$ (5,667,588)	R$ (732,420)
Revenue/(Expenses)	(53,881)	(49,779)	R$ (40,585)
Securities
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	112,127	123,813
Revenue/(Expenses)	9,629	10,381	147,258
Securities purchased under agreements to resell
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	0	196,009
Revenue/(Expenses)	0	1,550	0
Accounts receivable
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	11,238	594
Revenue/(Expenses)	505	1,025	0
Securities sold under repurchase agreements
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	(5,780,430)	(1,000,168)
Revenue/(Expenses)	(62,951)	(58,078)	(3,586)
Borrowings
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	(10,523)	(52,668)
Revenue/(Expenses)	R$ (1,064)	R$ (4,657)	R$ (184,257)